PHOENIX ADVISER TRUST
     Supplement dated December 7, 2006 to the Prospectus dated May 15, 2006, as supplemented September 15, 2006

                               PHOENIX ASSET TRUST
     Supplement dated December 7, 2006 to the Prospectus dated May 1, 2006, as supplemented May 22, 2006, August 23, 2006, September 15, 2006,
                      October 20, 2006 and December 6, 2006

                         PHOENIX CA TAX-EXEMPT BOND FUND
  Supplement dated December 7, 2006 to the Prospectus dated September 29, 2006, as supplemented December 6, 2006

                           PHOENIX INVESTMENT TRUST 97
    Supplement dated December 7, 2006 to the Prospectus dated June 28, 2006, as supplemented September 15, 2006 and December 6, 2006

                           PHOENIX OPPORTUNITIES TRUST
     Supplement dated December 7, 2006 to the Prospectus dated June 8, 2006, as supplemented June 9, 2006 and December 6, 2006

                      PHOENIX STRATEGIC EQUITY SERIES FUND
  Supplement dated December 7, 2006 to the Prospectus dated September 29, 2006, as supplemented October 6, 2006, November 13, 2006 and December 6, 2006


IMPORTANT NOTICE TO INVESTORS

CLASS X SHARES RENAMED CLASS I SHARES

Effective January 5, 2007, Class X Shares offered by the Phoenix Bond Fund and Phoenix Earnings Driven Growth Fund, each a series of Phoenix Opportunities Trust, Phoenix CA Tax-Exempt Bond Fund, Phoenix Foreign Opportunities Fund, a series of Phoenix Adviser Trust, Phoenix Quality Small-Cap Fund* and Phoenix Small-Cap Sustainable Growth Fund*, each a series of Phoenix Investment Trust 97*, Phoenix Rising Dividends Fund and Phoenix Small-Mid Cap Fund, each a series of Phoenix Asset Trust, and Phoenix Strategic Growth Fund, a series of Phoenix Strategic Equity Series Fund, are renamed Class I Shares. All references to Class X shares in each of the above-referenced prospectuses are hereby changed to reference Class I Shares. The fee structure for Class I Shares is identical to that of the former Class X Shares. Additionally, the disclosure regarding Class X Shares in the section "Sales Charges: What arrangement is best for you?" is hereby replaced with the following:

         Class I Shares. Class I Shares are offered primarily to institutional investors, such as pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations who purchase the minimum amounts; to private clients of the adviser, subadviser and their affiliates; or through certain wrap programs with which the Distributor has an arrangement. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. For additional information about purchasing Class I Shares, please contact Mutual Fund Services by calling (800) 243-1574.

*Change effective December 31, 2006.



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

PXP 4678/Class X to I (12/06)

                              PHOENIX ADVISER TRUST
  Supplement dated December 7, 2006 to the Statement of Additional Information dated May 15, 2006, as supplemented September 15, 2006 and December 6, 2006

                               PHOENIX ASSET TRUST
  Supplement dated December 7, 2006 to the Statement of Additional Information
        dated May 1, 2006, as supplemented May 22, 2006, August 23, 2006,
            September 15, 2006, October 20, 2006 and December 6, 2006

                         PHOENIX CA TAX-EXEMPT BOND FUND
  Supplement dated December 7, 2006 to the Statement of Additional Information dated September 29, 2006, as supplemented December 6, 2006

                           PHOENIX INVESTMENT TRUST 97
  Supplement dated December 7, 2006 to the Statement of Additional Information dated June 28, 2006, as supplemented September 15, 2006 and December 6, 2006

                           PHOENIX OPPORTUNITIES TRUST
  Supplement dated December 7, 2006 to the Statement of Additional Information
              dated June 8, 2006, as supplemented December 6, 2006

                      PHOENIX STRATEGIC EQUITY SERIES FUND
  Supplement dated December 7, 2006 to the Statement of Additional Information dated September 29, 2006, as supplemented October 6, 2006


IMPORTANT NOTICE TO INVESTORS

CLASS X SHARES RENAMED CLASS I SHARES

Effective January 5, 2007, Class X Shares offered by the Phoenix Bond Fund and Phoenix Earnings Driven Growth Fund, each a series of Phoenix Opportunities Trust, Phoenix CA Tax-Exempt Bond Fund, Phoenix Foreign Opportunities Fund, a series of Phoenix Adviser Trust, Phoenix Quality Small-Cap Fund* and Phoenix Small-Cap Sustainable Growth Fund*, each a series of Phoenix Investment Trust 97*, Phoenix Rising Dividends Fund and Phoenix Small-Mid Cap Fund, each a series of Phoenix Asset Trust, and Phoenix Strategic Growth Fund, a series of Phoenix Strategic Equity Series Fund, are renamed Class I Shares. All references to Class X shares in each of the above-referenced Statements of Additional Information are hereby changed to reference Class I Shares. Additionally, the disclosure regarding Class X Shares in the section "How to Buy Shares" is hereby replaced with the following:

     For Class A Shares, Class B Shares and Class C Shares, the minimum initial investment is $500 and the minimum subsequent investment is $25. For Class I Shares, the minimum initial investment is $100,000 and there is no subsequent minimum investment. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan, a bank draft investing program administered by the Distributor, or pursuant to the Systematic Exchange privilege or for an individual retirement account (IRA). In addition, there are no subsequent minimum investment amounts in connection with the reinvestment of dividend or capital gain distributions. For purchases of Class I Shares by private clients of the Adviser, subadviser and their affiliates, or through certain wrap programs with which the Distributor has an arrangement, the minimum initial investment is waived. Completed applications for the purchase of shares should be mailed to: Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

The disclosure regarding Class X Shares in the section "Alternative Purchase Arrangements" is hereby replaced with the following:

     Class I Shares are offered without any sales charges to institutional investors, such as pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations who purchase the minimum amounts; to private clients of the Adviser, subadviser and their affiliates; or through certain wrap programs with which the Distributor has an arrangement.

*Change effective December 31, 2006.

 INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 4679/SAI--Class X to I (12/06)